Other non-operating expense / (income), net	6 Months Ended
Jun. 30, 2026
Other Income and Expenses [Abstract]
Other non-operating expense / (income), net

Note 14 - Other non-operating expense / (income), net

Other non-operating expense / (income), net comprised the following for the six months ended June 30, 2026 and 2025:

	Six months ended June 30, 2026	Six months ended June 30, 2025
R&D tax credits	$(496,306)	$(488,940)
Loss from changes in fair value of convertible shareholder loans (Note 8)	-	232,041
Loss on extinguishment of Senior Convertible Notes (Note 8)	2,361,303	-
Gain on change in fair value of derivative liabilities (Note 8)	(739,987)	-
	$1,125,010	$(256,899)

R&D tax credits represent amounts reimbursed by the UK tax authorities in respect of certain expenditure relating to research and development.